LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of Right-of-use assets
	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2024	2025
	in USD thousands				in USD thousands				in USD thousands
Composition in 2025
Property	1,551	-	-	1,551	810	135	-	945	741	606
Motor vehicles	456	-	196	260	230	79	139	170	226	90
	2,007	-	196	1,811	1,040	214	139	1,115	967	696

Schedule of Lease Liabilities
	Balance at	Additions	Deletions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	during	end of
	of year	year	year	year	year	year	year
		in USD thousands
Composition in 2025
Property	1,409	-	-	176	174	596	1,163
Motor vehicles	194	-	71	10	17	102	48
	1,603	-	71	186	191	698	1,211

Schedule of Minimum Future Rental Payments
Year	Property	Motor vehicles	Total
	in USD thousands
2026	332	106	438
2027	348	21	369
2028	348	-	348
2029-2030	523	-	523
	1,551	127	1,678